Note 21 - Non-current assets and disposal groups classified as held for sale (Table)	12 Months Ended
Dec. 31, 2017
Non-current assets and disposal groups classified as held for sale Abstract
Non-current assets and disposal groups classified as held for sale. Breakdown by items
Non-current assets and disposal groups classified as held for sale Breakdown by items (Millions of euros)
	2017	2016	2015
Foreclosures and recoveries	6,207	4,225	3,991
Foreclosures (*)	6,047	4,057	3,775
Recoveries from financial leases	160	168	216
Other assets from tangible assets	447	1,181	706
Property, plant and equipment	447	378	431
Operating leases (**)	-	803	275
Business sale - Assets (***)	18,623	40	37
Accrued amortization (****)	(77)	(116)	(80)
Impairment losses	(1,348)	(1,727)	(1,285)
Total Non-current assets and disposal groups classified as held for sale	23,853	3,603	3,369

(*) As of December 31, 2017, included mainly the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3)

(**) As of December 31, 2016, included mainly Real Estate Investments from BBVA Propiedad, S.A. which were transferred to Testa Residencial, S.A. in the first quarter of 2017 (see Note 16).

(***) As of December 31, 2017, included mainly the BBVA’s stake in BBVA Chile (see Note 3).

(****) Amortization accumulated until related asset reclassified as “non-current assets and disposal groups held for sale”.

Non current assets and disposal groups classified as held for sale
Non-current assets and disposal groups classified as held for sale Changes in the year 2017 (Millions of euros)
		Foreclosed Assets		From Own Use Assets (*)	Other assets(**)	Total
	Notes	Foreclosed Assets through Auction Proceeding	Recovered Assets from Finance Leases
Cost (1)
Balance at the beginning		4,057	168	1,065	40	5,330
Additions		791	45	1	-	837
Retirements (sales and other decreases)		(1,037)	(49)	(131)	-	(1,217)
Transfers, other movements and exchange differences (**)		2,236	(4)	(564)	18,583	20,251
Balance at the end		6,047	160	371	18,623	25,201

Impairment (2)
Balance at the beginning		1,237	47	443	-	1,727
Additions	50	143	14	1	-	158
Retirements (sales and other decreases)		(272)	(7)	(42)	-	(321)
Other movements and exchange differences		(6)	(2)	(208)	-	(216)
Balance at the end		1,102	52	194	-	1,348
Balance at the end of Net carrying value (1)-(2)		4,945	108	177	18,623	23,853

(*) Net of amortization accumulated until assets were reclassified as non-current assets held for sale

(** ) As of December 31, 2017, included mainly the BBVA’s stake in BBVA Chile and the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3)

Non-current assets and disposal groups classified as held for sale Changes in the year 2016 (Millions of euros)
		Foreclosed Assets		From Own Use Assets (*)	Other assets	Total
	Notes	Foreclosed Assets through Auction Proceeding	Recovered Assets from Finance Leases
Cost (1)
Balance at the beginning		3,775	216	626	37	4,654
Additions		582	57	23	-	662
Retirements (sales and other decreases)		(779)	(77)	(170)	3	(1,023)
Transfers, other movements and exchange differences		480	(28)	586	-	1,037
Balance at the end		4,057	168	1,065	40	5,330

Impairment (2)
Balance at the beginning		994	52	240	-	1,285
Additions	50	129	3	5	-	136
Retirements (sales and other decreases)		(153)	(6)	(33)	-	(192)
Other movements and exchange differences		268	(2)	232	-	499
Balance at the end		1,237	47	443	-	1,727
Balance at the end of Net carrying value (1)-(2)		2,820	121	621	40	3,603

(*) Net of amortization accumulated until assets were reclassified as non-current assets held for sale

Non-current assets and disposal groups classified as held for sale Changes in the year 2015 (Millions of euros)
		Foreclosed Assets		From Own Use Assets (*)	Other assets(**)	Total
	Notes	Foreclosed Assets through Auction Proceeding	Recovered Assets from Finance Leases
Cost (1)
Balance at the beginning		3,144	186	241	924	4,495
Additions		801	94	79	-	974
Contributions from merger transactions		446	1	163	-	609
Retirements (sales and other decreases)		(586)	(53)	(163)	(887)	(1,688)
Transfers, other movements and exchange differences		(30)	(13)	307	-	264
Balance at the end		3,775	216	626	37	4,654

Impairment (2)
Balance at the beginning		578	53	70	-	702
Additions	50	208	11	66	-	285
Contributions from merger transactions		328	-	75	-	404
Retirements (sales and other decreases)		(117)	(14)	(39)	-	(170)
Other movements and exchange differences		(4)	2	66	-	64
Balance at the end		994	52	240	-	1,285
Balance at the end of Net carrying value (1)-(2)		2,781	164	387	37	3,369

(*) Net of amortization accumulated until assets were reclassified as non-current assets held for sale

(**) Business sale agreement (Note 3)